Stock-Based Awards - Summary of Stock Option Activity - Inducement Plan (Details) - Inducement Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Number of Shares, Outstanding beginning balance (shares)	0
Number of Shares, Granted (shares)	371,600
Number of Shares, Exercised (shares)	0
Number of Shares, Forfeited (shares)	(161,200)
Number of Shares, Outstanding ending balance (shares)	210,400	0
Number of Shares, Options exercisable at December 31, 2022 (shares)	0
Number of Shares, Vested and expected to vest at December 31, 2022 (shares)	210,400
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding beginning balance (in dollars per share)	$ 0
Weighted Average Exercise Price, Granted (in dollars per share)	2.66
Weighted Average Exercise Price, Exercised (in dollars per share)	0
Weighted Average Exercise Price, Forfeited (in dollars per share)	2.73
Weighted Average Exercise Price, Outstanding ending balance (in dollars per share)	2.61	$ 0
Weighted Average Exercise Price, Options exercisable at December 31, 2022 (in dollars per share)	0
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2022 (in dollars per share)	$ 2.61
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Term (in years), Outstanding	9 years 4 months 9 days	0 years
Weighted Average Remaining Contractual Term (in years), Options exercisable	0 years
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest	9 years 4 months 9 days
Aggregate Intrinsic Value	$ 0	$ 0
Aggregate Intrinsic Value, Options exercisable at December 31, 2022	0
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2022	$ 0